American Funds Insurance Series® - Target Date Series
American Funds® IS 2070 Target Date Fund
Investment portfolio
September 30, 2025
unaudited
Growth funds 49.01%	Shares	Value (000)
New Perspective Fund, Class R-6	1,571	$116
SMALLCAP World Fund, Inc., Class R-6	1,482	116
New World Fund, Inc., Class R-6	978	93
AMCAP Fund, Class R-6	1,683	81
The Growth Fund of America, Class R-6	920	81
The New Economy Fund, Class R-6	773	58
EUPAC Fund, Class R6	361	23
Total growth funds (cost: $550,000)		568
Growth-and-income funds 37.02%
Fundamental Investors, Class R-6	1,116	104
Capital World Growth and Income Fund, Class R-6	1,234	93
Washington Mutual Investors Fund, Class R-6	1,383	93
The Investment Company of America, Class R-6	1,214	81
American Mutual Fund, Class R-6	931	58
Total growth-and-income funds (cost: $417,000)		429
Balanced funds 8.02%
American Balanced Fund, Class R-6	1,800	70
American Funds Global Balanced Fund, Class R-6	564	23
Total balanced funds (cost: $91,000)		93
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	4,777	58
American Funds Emerging Markets Bond Fund, Class R6	1,429	11
Total fixed income funds (cost: $69,000)		69
Total investment securities 100.00% (cost: $1,127,000)		1,159
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$1,159
American Funds Insurance Series — Target Date Series — Page 1 of 29

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.01%
New Perspective Fund, Class R-6	$9	$103	$—	$—	$4	$116	$—	$—
SMALLCAP World Fund, Inc., Class R-6	9	105	— (a)	— (a)	2	116	— (a)	—
New World Fund, Inc., Class R-6	7	82	—	—	4	93	—	—
AMCAP Fund, Class R-6	6	73	—	—	2	81	—	— (a)
The Growth Fund of America, Class R-6	6	72	— (a)	— (a)	3	81	—	—
The New Economy Fund, Class R-6	4	51	— (a)	— (a)	3	58	—	—
EUPAC Fund, Class R6	2	20	—	—	1	23	—	— (a)
						568
Growth-and-income funds 37.02%
Fundamental Investors, Class R-6	8	93	— (a)	— (a)	3	104	— (a)	— (a)
Capital World Growth and Income Fund, Class R-6	7	83	— (a)	— (a)	3	93	— (a)	—
Washington Mutual Investors Fund, Class R-6	7	84	— (a)	— (a)	2	93	— (a)	— (a)
The Investment Company of America, Class R-6	6	73	— (a)	— (a)	2	81	— (a)	— (a)
American Mutual Fund, Class R-6	4	52	— (a)	— (a)	2	58	— (a)	—
						429
Balanced funds 8.02%
American Balanced Fund, Class R-6	5	63	— (a)	— (a)	2	70	— (a)	— (a)
American Funds Global Balanced Fund, Class R-6	2	21	— (a)	— (a)	— (a)	23	— (a)	—
						93
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	5	53	— (a)	— (a)	— (a)	58	— (a)	—
American Funds Emerging Markets Bond Fund, Class R-6	1	10	— (a)	— (a)	— (a)	11	— (a)	—
						69
Total 100.00%				$— (a)	$33	$1,159	$— (a)	$— (a)

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 2 of 29

American Funds® IS 2065 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 49.11%	Shares	Value (000)
New Perspective Fund, Class R-6	152	$11
SMALLCAP World Fund, Inc., Class R-6	144	11
New World Fund, Inc., Class R-6	95	9
AMCAP Fund, Class R-6	163	8
The Growth Fund of America, Class R-6	89	8
The New Economy Fund, Class R-6	75	6
EUPAC Fund, Class R6	35	2
Total growth funds (cost: $45,000)		55
Growth-and-income funds 36.61%
Fundamental Investors, Class R-6	108	10
Capital World Growth and Income Fund, Class R-6	120	9
Washington Mutual Investors Fund, Class R-6	134	9
The Investment Company of America, Class R-6	118	8
American Mutual Fund, Class R-6	90	5
Total growth-and-income funds (cost: $35,000)		41
Balanced funds 8.03%
American Balanced Fund, Class R-6	174	7
American Funds Global Balanced Fund, Class R-6	55	2
Total balanced funds (cost: $8,000)		9
Fixed income funds 6.25%
U.S. Government Securities Fund, Class R-6	463	6
American Funds Emerging Markets Bond Fund, Class R6	139	1
Total fixed income funds (cost: $7,000)		7
Total investment securities 100.00% (cost: $95,000)		112
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$112
American Funds Insurance Series — Target Date Series — Page 3 of 29

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.11%
New Perspective Fund, Class R-6	$5	$5	$— (a)	$— (a)	$1	$11	$—	$—
SMALLCAP World Fund, Inc., Class R-6	5	5	— (a)	— (a)	1	11	— (a)	—
New World Fund, Inc., Class R-6	4	4	— (a)	— (a)	1	9	—	—
AMCAP Fund, Class R-6	3	4	— (a)	— (a)	1	8	—	— (a)
The Growth Fund of America, Class R-6	3	4	— (a)	— (a)	1	8	—	—
The New Economy Fund, Class R-6	2	3	— (a)	— (a)	1	6	—	—
EUPAC Fund, Class R6	1	1	— (a)	— (a)	— (a)	2	—	— (a)
						55
Growth-and-income funds 36.61%
Fundamental Investors, Class R-6	4	5	— (a)	— (a)	1	10	— (a)	— (a)
Capital World Growth and Income Fund, Class R-6	4	4	— (a)	— (a)	1	9	— (a)	—
Washington Mutual Investors Fund, Class R-6	4	4	— (a)	— (a)	1	9	— (a)	— (a)
The Investment Company of America, Class R-6	3	4	— (a)	— (a)	1	8	— (a)	— (a)
American Mutual Fund, Class R-6	2	3	— (a)	— (a)	— (a)	5	— (a)	—
						41
Balanced funds 8.03%
American Balanced Fund, Class R-6	3	3	— (a)	— (a)	1	7	— (a)	— (a)
American Funds Global Balanced Fund, Class R-6	1	1	— (a)	— (a)	— (a)	2	— (a)	—
						9
Fixed income funds 6.25%
U.S. Government Securities Fund, Class R-6	2	4	— (a)	— (a)	— (a)	6	— (a)	—
American Funds Emerging Markets Bond Fund, Class R-6	1	— (a)	— (a)	— (a)	— (a)	1	— (a)	—
						7
Total 100.00%				$— (a)	$11	$112	$— (a)	$— (a)

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 4 of 29

American Funds® IS 2060 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 48.73%	Shares	Value (000)
New Perspective Fund, Class R-6	315	$23
SMALLCAP World Fund, Inc., Class R-6	296	23
New World Fund, Inc., Class R-6	198	19
AMCAP Fund, Class R-6	341	16
The Growth Fund of America, Class R-6	187	16
The New Economy Fund, Class R-6	157	12
EUPAC Fund, Class R6	73	5
American Funds Global Insight Fund, Class R-6	25	1
Total growth funds (cost: $96,000)		115
Growth-and-income funds 37.29%
Fundamental Investors, Class R-6	227	21
Capital World Growth and Income Fund, Class R-6	251	19
Washington Mutual Investors Fund, Class R-6	282	19
The Investment Company of America, Class R-6	241	16
American Mutual Fund, Class R-6	196	13
Total growth-and-income funds (cost: $75,000)		88
Balanced funds 8.05%
American Balanced Fund, Class R-6	367	14
American Funds Global Balanced Fund, Class R-6	115	5
Total balanced funds (cost: $17,000)		19
Fixed income funds 5.93%
U.S. Government Securities Fund, Class R-6	979	12
American Funds Emerging Markets Bond Fund, Class R6	292	2
Total fixed income funds (cost: $14,000)		14
Total investment securities 100.00% (cost: $202,000)		236
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$236
American Funds Insurance Series — Target Date Series — Page 5 of 29

unaudited
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.73%
New Perspective Fund, Class R-6	$13	$7	$1	$— (a)	$4	$23	$—	$—
SMALLCAP World Fund, Inc., Class R-6	13	8	1	— (a)	3	23	— (a)	—
New World Fund, Inc., Class R-6	10	6	1	— (a)	3	19	—	—
AMCAP Fund, Class R-6	9	5	— (a)	— (a)	2	16	—	1
The Growth Fund of America, Class R-6	9	4	— (a)	— (a)	3	16	—	—
The New Economy Fund, Class R-6	6	4	— (a)	— (a)	2	12	—	—
EUPAC Fund, Class R6	3	1	— (a)	— (a)	1	5	—	— (a)
American Funds Global Insight Fund, Class R-6	—	1	— (a)	— (a)	— (a)	1	—	—
						115
Growth-and-income funds 37.29%
Fundamental Investors, Class R-6	12	7	1	— (a)	3	21	— (a)	— (a)
Capital World Growth and Income Fund, Class R-6	10	7	1	— (a)	3	19	— (a)	—
Washington Mutual Investors Fund, Class R-6	10	8	1	— (a)	2	19	— (a)	1
The Investment Company of America, Class R-6	9	6	1	— (a)	2	16	— (a)	— (a)
American Mutual Fund, Class R-6	7	5	— (a)	— (a)	1	13	— (a)	—
						88
Balanced funds 8.05%
American Balanced Fund, Class R-6	8	4	— (a)	— (a)	2	14	— (a)	— (a)
American Funds Global Balanced Fund, Class R-6	3	2	— (a)	— (a)	— (a)	5	— (a)	—
						19
Fixed income funds 5.93%
U.S. Government Securities Fund, Class R-6	7	6	1	— (a)	— (a)	12	— (a)	—
American Funds Emerging Markets Bond Fund, Class R-6	1	1	— (a)	— (a)	— (a)	2	— (a)	—
						14
Total 100.00%				$— (a)	$31	$236	$— (a)	$2

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 6 of 29

American Funds® IS 2055 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 48.50%	Shares	Value (000)
New Perspective Fund, Class R-6	7,461	$550
SMALLCAP World Fund, Inc., Class R-6	6,925	541
New World Fund, Inc., Class R-6	4,957	471
AMCAP Fund, Class R-6	8,883	428
The Growth Fund of America, Class R-6	4,855	428
The New Economy Fund, Class R-6	4,014	301
American Funds Global Insight Fund, Class R-6	4,705	131
EUPAC Fund, Class R6	1,893	122
Total growth funds (cost: $2,588,000)		2,972
Growth-and-income funds 36.65%
Fundamental Investors, Class R-6	5,784	541
Washington Mutual Investors Fund, Class R-6	7,315	490
Capital World Growth and Income Fund, Class R-6	6,384	480
American Mutual Fund, Class R-6	6,069	378
The Investment Company of America, Class R-6	5,352	357
Total growth-and-income funds (cost: $2,017,000)		2,246
Equity-income funds 0.60%
Capital Income Builder, Class R-6	231	19
The Income Fund of America, Class R-6	665	18
Total equity-income funds (cost: $34,000)		37
Balanced funds 8.14%
American Balanced Fund, Class R-6	9,737	376
American Funds Global Balanced Fund, Class R-6	2,983	123
Total balanced funds (cost: $453,000)		499
Fixed income funds 6.01%
U.S. Government Securities Fund, Class R-6	25,316	307
American Funds Emerging Markets Bond Fund, Class R6	7,540	61
Total fixed income funds (cost: $357,000)		368
Total investment securities 99.90% (cost: $5,449,000)		6,122
Other assets less liabilities 0.10%		6
Net assets 100.00%		$6,128
American Funds Insurance Series — Target Date Series — Page 7 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.50%
New Perspective Fund, Class R-6	$13	$553	$92	$2	$74	$550	$—	$—
SMALLCAP World Fund, Inc., Class R-6	13	568	93	2	51	541	— (b)	—
New World Fund, Inc., Class R-6	12	454	82	3	84	471	—	—
AMCAP Fund, Class R-6	10	464	80	— (b)	34	428	—	17
The Growth Fund of America, Class R-6	10	445	87	2	58	428	—	—
The New Economy Fund, Class R-6	7	301	57	2	48	301	—	—
American Funds Global Insight Fund, Class R-6	3	129	19	— (b)	18	131	—	—
EUPAC Fund, Class R6	3	124	22	— (b)	17	122	—	3
						2,972
Growth-and-income funds 36.65%
Fundamental Investors, Class R-6	13	555	93	2	64	541	4	11
Washington Mutual Investors Fund, Class R-6	12	527	77	— (b)	28	490	5	19
Capital World Growth and Income Fund, Class R-6	12	482	80	2	64	480	6	—
American Mutual Fund, Class R-6	9	400	64	1	32	378	5	—
The Investment Company of America, Class R-6	9	372	67	2	41	357	3	3
						2,246
Equity-income funds 0.60%
Capital Income Builder, Class R-6	—	20	2	— (b)	1	19	— (b)	—
The Income Fund of America, Class R-6	—	19	2	— (b)	1	18	— (b)	—
						37
Balanced funds 8.14%
American Balanced Fund, Class R-6	9	395	64	1	35	376	4	2
American Funds Global Balanced Fund, Class R-6	3	131	21	— (b)	10	123	2	—
						499
Fixed income funds 6.01%
U.S. Government Securities Fund, Class R-6	8	359	68	— (b)	8	307	8	—
American Funds Emerging Markets Bond Fund, Class R-6	2	68	13	— (b)	4	61	3	—
						368
Total 99.90%				$19	$672	$6,122	$40	$55

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 8 of 29

American Funds® IS 2050 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 46.89%	Shares	Value (000)
New Perspective Fund, Class R-6	10,818	$797
SMALLCAP World Fund, Inc., Class R-6	9,214	720
AMCAP Fund, Class R-6	13,325	642
The Growth Fund of America, Class R-6	7,283	642
New World Fund, Inc., Class R-6	5,811	552
The New Economy Fund, Class R-6	4,901	367
American Funds Global Insight Fund, Class R-6	10,373	289
EUPAC Fund, Class R6	2,853	184
Total growth funds (cost: $3,667,000)		4,193
Growth-and-income funds 35.64%
Fundamental Investors, Class R-6	7,848	733
Washington Mutual Investors Fund, Class R-6	10,756	721
American Mutual Fund, Class R-6	10,361	646
Capital World Growth and Income Fund, Class R-6	8,551	642
The Investment Company of America, Class R-6	6,659	445
Total growth-and-income funds (cost: $2,876,000)		3,187
Equity-income funds 4.58%
The Income Fund of America, Class R-6	7,684	211
Capital Income Builder, Class R-6	2,501	198
Total equity-income funds (cost: $372,000)		409
Balanced funds 9.39%
American Balanced Fund, Class R-6	16,972	656
American Funds Global Balanced Fund, Class R-6	4,481	184
Total balanced funds (cost: $763,000)		840
Fixed income funds 6.16%
U.S. Government Securities Fund, Class R-6	37,870	459
American Funds Emerging Markets Bond Fund, Class R6	11,296	92
Total fixed income funds (cost: $534,000)		551
Total investment securities 102.66% (cost: $8,212,000)		9,180
Other assets less liabilities (2.66)%		(238)
Net assets 100.00%		$8,942
American Funds Insurance Series — Target Date Series — Page 9 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.89%
New Perspective Fund, Class R-6	$4	$835	$152	$4	$106	$797	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	781	134	3	66	720	— (b)	—
AMCAP Fund, Class R-6	3	712	121	1	47	642	—	26
The Growth Fund of America, Class R-6	3	692	142	4	85	642	—	—
New World Fund, Inc., Class R-6	3	571	124	5	97	552	—	—
The New Economy Fund, Class R-6	2	376	72	4	57	367	—	—
American Funds Global Insight Fund, Class R-6	2	293	47	1	40	289	—	—
EUPAC Fund, Class R6	1	194	37	1	25	184	—	5
						4,193
Growth-and-income funds 35.64%
Fundamental Investors, Class R-6	4	787	144	3	83	733	6	16
Washington Mutual Investors Fund, Class R-6	4	819	142	— (b)	40	721	8	29
American Mutual Fund, Class R-6	3	716	127	1	53	646	8	—
Capital World Growth and Income Fund, Class R-6	3	671	119	3	84	642	8	—
The Investment Company of America, Class R-6	2	487	96	3	49	445	4	4
						3,187
Equity-income funds 4.58%
The Income Fund of America, Class R-6	1	237	44	— (b)	17	211	4	—
Capital Income Builder, Class R-6	1	219	43	1	20	198	4	—
						409
Balanced funds 9.39%
American Balanced Fund, Class R-6	3	721	131	2	61	656	7	3
American Funds Global Balanced Fund, Class R-6	1	205	37	— (b)	15	184	3	—
						840
Fixed income funds 6.16%
U.S. Government Securities Fund, Class R-6	3	589	146	1	12	459	13	—
American Funds Emerging Markets Bond Fund, Class R-6	1	109	23	— (b)	5	92	4	—
						551
Total 102.66%				$37	$962	$9,180	$69	$83

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 10 of 29

American Funds® IS 2045 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 43.23%	Shares	Value (000)
New Perspective Fund, Class R-6	12,634	$932
AMCAP Fund, Class R-6	19,340	931
The Growth Fund of America, Class R-6	10,566	931
SMALLCAP World Fund, Inc., Class R-6	11,672	913
New World Fund, Inc., Class R-6	8,031	762
The New Economy Fund, Class R-6	7,258	544
American Funds Global Insight Fund, Class R-6	19,116	533
EUPAC Fund, Class R6	3,505	226
Total growth funds (cost: $5,004,000)		5,772
Growth-and-income funds 33.00%
Fundamental Investors, Class R-6	11,189	1,046
American Mutual Fund, Class R-6	15,081	940
Capital World Growth and Income Fund, Class R-6	12,417	933
Washington Mutual Investors Fund, Class R-6	13,634	914
The Investment Company of America, Class R-6	7,979	533
International Growth and Income Fund, Class R-6	875	39
Total growth-and-income funds (cost: $3,940,000)		4,405
Equity-income funds 7.00%
The Income Fund of America, Class R-6	19,413	534
Capital Income Builder, Class R-6	5,066	400
Total equity-income funds (cost: $851,000)		934
Balanced funds 9.99%
American Balanced Fund, Class R-6	27,623	1,067
American Funds Global Balanced Fund, Class R-6	6,504	267
Total balanced funds (cost: $1,207,000)		1,334
Fixed income funds 6.75%
U.S. Government Securities Fund, Class R-6	55,112	668
American Funds Emerging Markets Bond Fund, Class R6	13,965	113
American Funds Inflation Linked Bond Fund, Class R-6	4,068	40
American Funds Multi-Sector Income Fund, Class R-6	4,196	40
Capital World Bond Fund, Class R-6	2,409	40
Total fixed income funds (cost: $875,000)		901
Total investment securities 99.97% (cost: $11,877,000)		13,346
Other assets less liabilities 0.03%		4
Net assets 100.00%		$13,350
American Funds Insurance Series — Target Date Series — Page 11 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.23%
New Perspective Fund, Class R-6	$90	$724	$11	$— (b)	$129	$932	$—	$—
AMCAP Fund, Class R-6	90	809	48	— (b)	80	931	—	35
The Growth Fund of America, Class R-6	90	773	68	1	135	931	—	—
SMALLCAP World Fund, Inc., Class R-6	90	742	8	— (b)	89	913	— (b)	—
New World Fund, Inc., Class R-6	77	577	26	(1)	135	762	—	—
The New Economy Fund, Class R-6	51	431	31	1	92	544	—	—
American Funds Global Insight Fund, Class R-6	52	407	—	—	74	533	—	—
EUPAC Fund, Class R6	26	185	16	— (b)	31	226	—	6
						5,772
Growth-and-income funds 33.00%
Fundamental Investors, Class R-6	103	849	36	1	129	1,046	7	21
American Mutual Fund, Class R-6	90	781	13	— (b)	82	940	11	—
Capital World Growth and Income Fund, Class R-6	90	720	2	— (b)	125	933	11	—
Washington Mutual Investors Fund, Class R-6	90	782	14	— (b)	56	914	9	34
The Investment Company of America, Class R-6	52	432	17	1	65	533	5	5
International Growth and Income Fund, Class R-6	—	34	—	—	5	39	1	—
						4,405
Equity-income funds 7.00%
The Income Fund of America, Class R-6	52	464	25	— (b)	43	534	10	—
Capital Income Builder, Class R-6	39	340	19	— (b)	40	400	7	—
						934
Balanced funds 9.99%
American Balanced Fund, Class R-6	103	889	28	(1)	104	1,067	11	5
American Funds Global Balanced Fund, Class R-6	26	227	9	— (b)	23	267	5	—
						1,334
Fixed income funds 6.75%
U.S. Government Securities Fund, Class R-6	64	645	59	1	17	668	17	—
American Funds Emerging Markets Bond Fund, Class R-6	13	98	5	— (b)	7	113	5	—
American Funds Inflation Linked Bond Fund, Class R-6	—	39	—	—	1	40	—	—
American Funds Multi-Sector Income Fund, Class R-6	—	39	—	—	1	40	1	—
Capital World Bond Fund, Class R-6	—	39	—	—	1	40	1	—
						901
Total 99.97%				$3	$1,464	$13,346	$101	$106

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 12 of 29

American Funds® IS 2040 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 35.39%	Shares	Value (000)
AMCAP Fund, Class R-6	7,827	$377
The Growth Fund of America, Class R-6	4,274	377
New Perspective Fund, Class R-6	4,781	352
SMALLCAP World Fund, Inc., Class R-6	4,015	314
American Funds Global Insight Fund, Class R-6	7,913	220
New World Fund, Inc., Class R-6	1,977	188
The New Economy Fund, Class R-6	2,508	188
Total growth funds (cost: $1,774,000)		2,016
Growth-and-income funds 31.61%
American Mutual Fund, Class R-6	6,187	386
Capital World Growth and Income Fund, Class R-6	5,132	386
Fundamental Investors, Class R-6	4,037	377
Washington Mutual Investors Fund, Class R-6	4,808	322
The Investment Company of America, Class R-6	3,298	220
International Growth and Income Fund, Class R-6	2,454	110
Total growth-and-income funds (cost: $1,616,000)		1,801
Equity-income funds 6.92%
The Income Fund of America, Class R-6	8,018	220
Capital Income Builder, Class R-6	2,196	174
Total equity-income funds (cost: $360,000)		394
Balanced funds 10.13%
American Balanced Fund, Class R-6	11,408	442
American Funds Global Balanced Fund, Class R-6	3,285	135
Total balanced funds (cost: $524,000)		577
Fixed income funds 12.65%
U.S. Government Securities Fund, Class R-6	22,706	275
American Funds Inflation Linked Bond Fund, Class R-6	13,771	135
American Funds Multi-Sector Income Fund, Class R-6	12,427	118
Capital World Bond Fund, Class R-6	6,673	110
American Funds Mortgage Fund, Class R-6	4,632	41
American Funds Insurance Series — Target Date Series — Page 13 of 29

unaudited
Fixed income funds (continued)	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	1,949	$25
American Funds Strategic Bond Fund, Class R-6	1,764	17
Total fixed income funds (cost: $701,000)		721
Total investment securities 96.70% (cost: $4,975,000)		5,509
Other assets less liabilities 3.30%		188
Net assets 100.00%		$5,697
American Funds Insurance Series — Target Date Series — Page 14 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35.39%
AMCAP Fund, Class R-6	$19	$356	$26	$— (b)	$28	$377	$—	$14
The Growth Fund of America, Class R-6	19	344	35	— (b)	49	377	—	—
New Perspective Fund, Class R-6	19	309	22	1	45	352	—	—
SMALLCAP World Fund, Inc., Class R-6	16	283	13	— (b)	28	314	— (b)	—
American Funds Global Insight Fund, Class R-6	11	188	8	— (b)	29	220	—	—
New World Fund, Inc., Class R-6	11	168	25	1	33	188	—	—
The New Economy Fund, Class R-6	11	175	28	2	28	188	—	—
						2,016
Growth-and-income funds 31.61%
American Mutual Fund, Class R-6	19	353	17	— (b)	31	386	5	—
Capital World Growth and Income Fund, Class R-6	19	331	14	— (b)	50	386	5	—
Fundamental Investors, Class R-6	19	334	20	1	43	377	3	8
Washington Mutual Investors Fund, Class R-6	16	297	8	— (b)	17	322	3	12
The Investment Company of America, Class R-6	11	193	9	— (b)	25	220	2	2
International Growth and Income Fund, Class R-6	5	96	9	— (b)	18	110	2	—
						1,801
Equity-income funds 6.92%
The Income Fund of America, Class R-6	11	207	15	— (b)	17	220	4	—
Capital Income Builder, Class R-6	8	162	13	— (b)	17	174	3	—
						394
Balanced funds 10.13%
American Balanced Fund, Class R-6	22	400	20	— (b)	40	442	4	2
American Funds Global Balanced Fund, Class R-6	5	126	7	— (b)	11	135	2	—
						577
Fixed income funds 12.65%
U.S. Government Securities Fund, Class R-6	14	293	39	— (b)	7	275	7	—
American Funds Inflation Linked Bond Fund, Class R-6	6	137	14	— (b)	6	135	—	—
American Funds Multi-Sector Income Fund, Class R-6	6	122	12	— (b)	2	118	4	—
Capital World Bond Fund, Class R-6	5	112	11	— (b)	4	110	3	—
American Funds Mortgage Fund, Class R-6	—	42	2	— (b)	1	41	1	—
Intermediate Bond Fund of America, Class R-6	—	26	1	— (b)	— (b)	25	— (b)	—
American Funds Strategic Bond Fund, Class R-6 (c)	—	18	1	— (b)	— (b)	17	— (b)	—
						721
Total 96.70%				$5	$529	$5,509	$48	$38

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 15 of 29

American Funds® IS 2035 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 22.11%	Shares	Value (000)
AMCAP Fund, Class R-6	16,672	$803
The Growth Fund of America, Class R-6	8,656	763
American Funds Global Insight Fund, Class R-6	18,502	516
SMALLCAP World Fund, Inc., Class R-6	6,332	495
New Perspective Fund, Class R-6	5,172	381
Total growth funds (cost: $2,548,000)		2,958
Growth-and-income funds 30.40%
American Mutual Fund, Class R-6	15,079	940
Capital World Growth and Income Fund, Class R-6	12,461	936
Fundamental Investors, Class R-6	7,940	742
Washington Mutual Investors Fund, Class R-6	9,975	668
The Investment Company of America, Class R-6	7,704	515
International Growth and Income Fund, Class R-6	5,945	267
Total growth-and-income funds (cost: $3,545,000)		4,068
Equity-income funds 8.00%
Capital Income Builder, Class R-6	6,774	536
The Income Fund of America, Class R-6	19,480	535
Total equity-income funds (cost: $959,000)		1,071
Balanced funds 13.00%
American Balanced Fund, Class R-6	27,715	1,071
American Funds Global Balanced Fund, Class R-6	16,289	669
Total balanced funds (cost: $1,553,000)		1,740
Fixed income funds 26.50%
American Funds Inflation Linked Bond Fund, Class R-6	70,327	689
American Funds Mortgage Fund, Class R-6	75,015	669
U.S. Government Securities Fund, Class R-6	55,164	669
Intermediate Bond Fund of America, Class R-6	34,719	442
American Funds Multi-Sector Income Fund, Class R-6	42,142	401
American Funds Strategic Bond Fund, Class R-6	28,564	268
Capital World Bond Fund, Class R-6	16,211	268
The Bond Fund of America, Class R-6	12,271	140
Total fixed income funds (cost: $3,429,000)		3,546
Total investment securities 100.01% (cost: $12,034,000)		13,383
Other assets less liabilities (0.01)%		(1)
Net assets 100.00%		$13,382
American Funds Insurance Series — Target Date Series — Page 16 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 22.11%
AMCAP Fund, Class R-6	$73	$996	$335	$7	$62	$803	$—	$36
The Growth Fund of America, Class R-6	74	917	348	17	103	763	—	—
American Funds Global Insight Fund, Class R-6	49	608	226	13	72	516	—	—
SMALLCAP World Fund, Inc., Class R-6	49	603	212	8	47	495	— (b)	—
New Perspective Fund, Class R-6	36	445	161	9	52	381	—	—
						2,958
Growth-and-income funds 30.40%
American Mutual Fund, Class R-6	86	1,141	380	9	84	940	13	—
Capital World Growth and Income Fund, Class R-6	86	1,114	412	19	129	936	14	—
Fundamental Investors, Class R-6	73	917	350	14	88	742	6	18
Washington Mutual Investors Fund, Class R-6	62	824	261	3	40	668	8	31
The Investment Company of America, Class R-6	49	618	223	10	61	515	5	5
International Growth and Income Fund, Class R-6	24	318	132	10	47	267	6	—
						4,068
Equity-income funds 8.00%
Capital Income Builder, Class R-6	49	660	239	9	57	536	12	—
The Income Fund of America, Class R-6	49	657	223	6	46	535	13	—
						1,071
Balanced funds 13.00%
American Balanced Fund, Class R-6	99	1,311	455	12	104	1,071	13	7
American Funds Global Balanced Fund, Class R-6	61	820	280	9	59	669	14	—
						1,740
Fixed income funds 26.50%
American Funds Inflation Linked Bond Fund, Class R-6	61	927	342	4	39	689	—	—
American Funds Mortgage Fund, Class R-6	62	942	359	2	22	669	23	—
U.S. Government Securities Fund, Class R-6	62	945	360	2	20	669	22	—
Intermediate Bond Fund of America, Class R-6	37	600	205	1	9	442	14	—
American Funds Multi-Sector Income Fund, Class R-6	37	544	188	1	7	401	19	—
American Funds Strategic Bond Fund, Class R-6 (c)	25	365	132	1	9	268	8	—
Capital World Bond Fund, Class R-6	24	362	132	2	12	268	8	—
The Bond Fund of America, Class R-6	—	181	43	— (b)	2	140	3	—
						3,546
Total 100.01%				$168	$1,171	$13,383	$201	$97

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 17 of 29

American Funds® IS 2030 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 15.34%	Shares	Value (000)
AMCAP Fund, Class R-6	13,124	$632
The Growth Fund of America, Class R-6	4,379	386
American Funds Global Insight Fund, Class R-6	12,296	343
New Perspective Fund, Class R-6	2,626	194
SMALLCAP World Fund, Inc., Class R-6	2,479	194
Total growth funds (cost: $1,549,000)		1,749
Growth-and-income funds 26.53%
American Mutual Fund, Class R-6	12,548	782
Capital World Growth and Income Fund, Class R-6	10,383	780
Washington Mutual Investors Fund, Class R-6	8,492	569
Fundamental Investors, Class R-6	3,653	342
The Investment Company of America, Class R-6	5,118	341
International Growth and Income Fund, Class R-6	4,696	211
Total growth-and-income funds (cost: $2,707,000)		3,025
Equity-income funds 8.73%
The Income Fund of America, Class R-6	19,036	523
Capital Income Builder, Class R-6	5,984	473
Total equity-income funds (cost: $906,000)		996
Balanced funds 12.83%
American Balanced Fund, Class R-6	23,559	910
American Funds Global Balanced Fund, Class R-6	13,458	553
Total balanced funds (cost: $1,330,000)		1,463
Fixed income funds 36.44%
The Bond Fund of America, Class R-6	71,110	814
American Funds Inflation Linked Bond Fund, Class R-6	73,047	716
American Funds Mortgage Fund, Class R-6	65,812	587
Intermediate Bond Fund of America, Class R-6	46,138	587
U.S. Government Securities Fund, Class R-6	46,971	570
American Funds Multi-Sector Income Fund, Class R-6	37,727	360
American Funds Strategic Bond Fund, Class R-6	26,088	244
American Funds Insurance Series — Target Date Series — Page 18 of 29

unaudited
Fixed income funds (continued)	Shares	Value (000)
Capital World Bond Fund, Class R-6	13,766	$227
American High-Income Trust, Class R-6	5,168	51
Total fixed income funds (cost: $4,038,000)		4,156
Total investment securities 99.87% (cost: $10,530,000)		11,389
Other assets less liabilities 0.13%		15
Net assets 100.00%		$11,404
American Funds Insurance Series — Target Date Series — Page 19 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15.34%
AMCAP Fund, Class R-6	$89	$977	$456	$(28)	$50	$632	$—	$25
The Growth Fund of America, Class R-6	59	599	307	(19)	54	386	—	—
American Funds Global Insight Fund, Class R-6	45	478	223	(3)	46	343	—	—
New Perspective Fund, Class R-6	30	290	147	(5)	26	194	—	—
SMALLCAP World Fund, Inc., Class R-6	30	305	153	(7)	19	194	— (b)	—
						1,749
Growth-and-income funds 26.53%
American Mutual Fund, Class R-6	105	1,146	519	(16)	66	782	11	—
Capital World Growth and Income Fund, Class R-6	104	1,144	558	(15)	105	780	11	—
Washington Mutual Investors Fund, Class R-6	75	844	369	(13)	32	569	7	22
The Investment Company of America, Class R-6	45	491	225	(9)	40	342	3	3
Fundamental Investors, Class R-6	45	490	226	(8)	40	341	3	7
International Growth and Income Fund, Class R-6	30	320	178	3	36	211	5	—
						3,025
Equity-income funds 8.73%
The Income Fund of America, Class R-6	60	767	343	(4)	43	523	11	—
Capital Income Builder, Class R-6	60	696	330	(3)	50	473	10	—
						996
Balanced funds 12.83%
American Balanced Fund, Class R-6	120	1,340	619	(18)	87	910	11	5
American Funds Global Balanced Fund, Class R-6	74	834	397	(7)	49	553	11	—
						1,463
Fixed income funds 36.44%
The Bond Fund of America, Class R-6	105	1,322	632	(1)	20	814	26	—
American Funds Inflation Linked Bond Fund, Class R-6	89	1,135	551	2	41	716	—	—
American Funds Mortgage Fund, Class R-6	75	945	453	— (b)	20	587	19	—
Intermediate Bond Fund of America, Class R-6	75	947	448	1	12	587	18	—
U.S. Government Securities Fund, Class R-6	75	928	450	— (b)	17	570	18	—
American Funds Multi-Sector Income Fund, Class R-6	45	566	254	(4)	7	360	16	—
American Funds Strategic Bond Fund, Class R-6 (c)	30	384	179	1	8	244	7	—
Capital World Bond Fund, Class R-6	30	361	175	1	10	227	7	—
American High-Income Trust, Class R-6	—	67	17	— (b)	1	51	2	—
						4,156
Total 99.87%				$(152)	$879	$11,389	$196	$62

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 20 of 29

American Funds® IS 2025 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 5.55%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	12,076	$336
AMCAP Fund, Class R-6	6,600	318
Total growth funds (cost: $566,000)		654
Growth-and-income funds 23.67%
American Mutual Fund, Class R-6	11,362	708
Capital World Growth and Income Fund, Class R-6	9,167	689
Washington Mutual Investors Fund, Class R-6	8,779	588
Fundamental Investors, Class R-6	3,777	353
The Investment Company of America, Class R-6	5,291	353
International Growth and Income Fund, Class R-6	2,231	100
Total growth-and-income funds (cost: $2,429,000)		2,791
Equity-income funds 13.74%
The Income Fund of America, Class R-6	36,851	1,013
Capital Income Builder, Class R-6	7,676	607
Total equity-income funds (cost: $1,452,000)		1,620
Balanced funds 11.99%
American Balanced Fund, Class R-6	24,381	942
American Funds Global Balanced Fund, Class R-6	11,474	471
Total balanced funds (cost: $1,262,000)		1,413
Fixed income funds 44.97%
The Bond Fund of America, Class R-6	82,277	942
American Funds Inflation Linked Bond Fund, Class R-6	95,966	941
American Funds Mortgage Fund, Class R-6	79,289	707
Intermediate Bond Fund of America, Class R-6	55,584	707
U.S. Government Securities Fund, Class R-6	48,572	589
American Funds Multi-Sector Income Fund, Class R-6	49,546	472
American High-Income Trust, Class R-6	35,635	355
American Funds Strategic Bond Fund, Class R-6	37,632	353
Capital World Bond Fund, Class R-6	14,232	235
Total fixed income funds (cost: $5,134,000)		5,301
Total investment securities 99.92% (cost: $10,843,000)		11,779
Other assets less liabilities 0.08%		10
Net assets 100.00%		$11,789
American Funds Insurance Series — Target Date Series — Page 21 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5.55%
American Funds Global Insight Fund, Class R-6	$84	$473	$271	$2	$48	$336	$—	$—
AMCAP Fund, Class R-6	84	479	256	(13)	24	318	—	13
New Perspective Fund, Class R-6 (b)	3	—	3	1	(1)	—	—	—
SMALLCAP World Fund, Inc., Class R-6 (b)	3	—	3	— (c)	— (c)	—	—	—
The Growth Fund of America, Class R-6 (b)	3	—	3	1	(1)	—	—	—
						654
Growth-and-income funds 23.67%
American Mutual Fund, Class R-6	179	993	522	(8)	66	708	11	—
Capital World Growth and Income Fund, Class R-6	179	984	568	(3)	97	689	10	—
Washington Mutual Investors Fund, Class R-6	150	846	436	(9)	37	588	8	24
Fundamental Investors, Class R-6	89	503	275	(7)	43	353	3	8
The Investment Company of America, Class R-6	90	495	267	(8)	43	353	4	3
International Growth and Income Fund, Class R-6	30	153	106	5	18	100	2	—
						2,791
Equity-income funds 13.74%
The Income Fund of America, Class R-6	240	1,395	715	— (c)	93	1,013	24	—
Capital Income Builder, Class R-6	150	831	448	6	68	607	14	—
						1,620
Balanced funds 11.99%
American Balanced Fund, Class R-6	240	1,302	684	(10)	94	942	12	5
American Funds Global Balanced Fund, Class R-6	119	653	344	(1)	44	471	10	—
						1,413
Fixed income funds 44.97%
The Bond Fund of America, Class R-6	239	1,401	727	(8)	37	942	33	—
American Funds Inflation Linked Bond Fund, Class R-6	239	1,357	722	(1)	68	941	—	—
American Funds Mortgage Fund, Class R-6	180	1,034	537	(4)	34	707	26	—
Intermediate Bond Fund of America, Class R-6	180	1,030	523	(1)	21	707	24	—
U.S. Government Securities Fund, Class R-6	150	856	439	(5)	27	589	20	—
American Funds Multi-Sector Income Fund, Class R-6	119	681	333	(2)	7	472	23	—
American High-Income Trust, Class R-6	90	509	247	(2)	5	355	18	—
American Funds Strategic Bond Fund, Class R-6 (d)	90	505	259	1	16	353	10	—
Capital World Bond Fund, Class R-6	59	338	175	(1)	14	235	8	—
						5,301
Total 99.92%				$(67)	$902	$11,779	$260	$53

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 22 of 29

American Funds® IS 2020 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth funds 2.56%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	11,640	$324
AMCAP Fund, Class R-6	3,358	162
Total growth funds (cost: $405,000)		486
Growth-and-income funds 21.72%
American Mutual Fund, Class R-6	18,349	1,143
Capital World Growth and Income Fund, Class R-6	12,660	951
Washington Mutual Investors Fund, Class R-6	13,761	922
The Investment Company of America, Class R-6	8,550	571
Fundamental Investors, Class R-6	5,798	542
Total growth-and-income funds (cost: $3,564,000)		4,129
Equity-income funds 18.14%
The Income Fund of America, Class R-6	83,948	2,307
Capital Income Builder, Class R-6	14,452	1,142
Total equity-income funds (cost: $3,098,000)		3,449
Balanced funds 11.85%
American Balanced Fund, Class R-6	38,605	1,491
American Funds Global Balanced Fund, Class R-6	18,542	762
Total balanced funds (cost: $2,020,000)		2,253
Fixed income funds 45.80%
The Bond Fund of America, Class R-6	135,432	1,551
American Funds Inflation Linked Bond Fund, Class R-6	154,881	1,518
Intermediate Bond Fund of America, Class R-6	96,548	1,228
American Funds Mortgage Fund, Class R-6	128,112	1,143
U.S. Government Securities Fund, Class R-6	66,709	809
American Funds Multi-Sector Income Fund, Class R-6	80,052	763
American Funds Strategic Bond Fund, Class R-6	63,851	598
American High-Income Trust, Class R-6	57,575	573
Capital World Bond Fund, Class R-6	22,997	380
Short-Term Bond Fund of America, Class R-6	14,843	143
Total fixed income funds (cost: $8,604,000)		8,706
Total investment securities 100.07% (cost: $17,691,000)		19,023
Other assets less liabilities (0.07)%		(13)
Net assets 100.00%		$19,010
American Funds Insurance Series — Target Date Series — Page 23 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2.56%
American Funds Global Insight Fund, Class R-6	$215	$108	$51	$2	$50	$324	$—	$—
AMCAP Fund, Class R-6	107	68	28	— (b)	15	162	—	7
						486
Growth-and-income funds 21.72%
American Mutual Fund, Class R-6	646	490	111	1	117	1,143	14	—
Capital World Growth and Income Fund, Class R-6	536	395	122	1	141	951	11	—
Washington Mutual Investors Fund, Class R-6	537	424	107	— (b)	68	922	10	35
The Investment Company of America, Class R-6	322	249	76	— (b)	76	571	5	5
Fundamental Investors, Class R-6	321	237	89	— (b)	73	542	4	11
International Growth and Income Fund, Class R-6 (c)	— (b)	— (b)	— (b)	— (b)	— (b)	—	— (b)	—
						4,129
Equity-income funds 18.14%
The Income Fund of America, Class R-6	1,294	960	168	— (b)	221	2,307	44	—
Capital Income Builder, Class R-6	646	453	87	1	129	1,142	21	—
						3,449
Balanced funds 11.85%
American Balanced Fund, Class R-6	859	610	133	1	154	1,491	15	7
American Funds Global Balanced Fund, Class R-6	430	304	44	1	71	762	14	—
						2,253
Fixed income funds 45.80%
The Bond Fund of America, Class R-6	863	760	109	— (b)	37	1,551	45	—
American Funds Inflation Linked Bond Fund, Class R-6	860	687	116	(6)	93	1,518	—	—
Intermediate Bond Fund of America, Class R-6	647	616	60	— (b)	25	1,228	33	—
American Funds Mortgage Fund, Class R-6	647	541	81	— (b)	36	1,143	34	—
U.S. Government Securities Fund, Class R-6	540	357	112	(10)	34	809	24	—
American Funds Multi-Sector Income Fund, Class R-6	432	353	35	— (b)	13	763	31	—
American Funds Strategic Bond Fund, Class R-6 (d)	322	285	33	— (b)	24	598	13	—
American High-Income Trust, Class R-6	325	266	28	— (b)	10	573	24	—
Capital World Bond Fund, Class R-6	215	164	16	— (b)	17	380	11	—
Short-Term Bond Fund of America, Class R-6	—	146	4	— (b)	1	143	2	—
						8,706
Total 100.07%				$(9)	$1,405	$19,023	$355	$65

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 24 of 29

American Funds® IS 2015 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth-and-income funds 19.41%	Shares	Value (000)
American Mutual Fund, Class R-6	119,053	$7,420
Capital World Growth and Income Fund, Class R-6	79,208	5,951
Washington Mutual Investors Fund, Class R-6	75,562	5,064
The Investment Company of America, Class R-6	56,882	3,800
Fundamental Investors, Class R-6	25,046	2,341
Total growth-and-income funds (cost: $20,244,000)		24,576
Equity-income funds 19.92%
The Income Fund of America, Class R-6	633,873	17,420
Capital Income Builder, Class R-6	98,582	7,791
Total equity-income funds (cost: $22,340,000)		25,211
Balanced funds 10.71%
American Balanced Fund, Class R-6	229,557	8,868
American Funds Global Balanced Fund, Class R-6	114,101	4,687
Total balanced funds (cost: $11,907,000)		13,555
Fixed income funds 50.04%
Intermediate Bond Fund of America, Class R-6	926,102	11,780
The Bond Fund of America, Class R-6	1,012,227	11,590
American Funds Inflation Linked Bond Fund, Class R-6	1,014,605	9,943
American Funds Mortgage Fund, Class R-6	873,481	7,791
Short-Term Bond Fund of America, Class R-6	717,541	6,903
American Funds Strategic Bond Fund, Class R-6	540,646	5,066
American Funds Multi-Sector Income Fund, Class R-6	512,035	4,880
American High-Income Trust, Class R-6	325,246	3,236
Capital World Bond Fund, Class R-6	130,355	2,152
Total fixed income funds (cost: $63,011,000)		63,341
Total investment securities 100.08% (cost: $117,502,000)		126,683
Other assets less liabilities (0.08)%		(100)
Net assets 100.00%		$126,583
American Funds Insurance Series — Target Date Series — Page 25 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6 (b)	$2	$—	$2	$1	$(1)	$—	$—	$—
American Funds Global Insight Fund, Class R-6 (b)	2	—	2	1	(1)	—	—	—
						—
Growth-and-income funds 19.41%
American Mutual Fund, Class R-6	4,504	2,333	203	(4)	790	7,420	84	—
Capital World Growth and Income Fund, Class R-6	3,737	1,969	641	(6)	892	5,951	66	—
Washington Mutual Investors Fund, Class R-6	2,995	1,832	156	(4)	397	5,064	49	175
The Investment Company of America, Class R-6	2,237	1,381	333	(6)	521	3,800	31	30
Fundamental Investors, Class R-6	1,486	799	267	— (c)	323	2,341	16	44
						24,576
Equity-income funds 19.92%
The Income Fund of America, Class R-6	9,750	6,425	366	(2)	1,613	17,420	305	—
Capital Income Builder, Class R-6	4,494	2,613	161	(1)	846	7,791	133	—
						25,211
Balanced funds 10.71%
American Balanced Fund, Class R-6	5,229	2,880	159	(1)	919	8,868	83	40
American Funds Global Balanced Fund, Class R-6	2,990	1,335	81	(1)	444	4,687	80	—
						13,555
Fixed income funds 50.04%
Intermediate Bond Fund of America, Class R-6	6,817	4,971	234	— (c)	226	11,780	301	—
The Bond Fund of America, Class R-6	6,817	4,860	355	(30)	298	11,590	313	—
American Funds Inflation Linked Bond Fund, Class R-6	6,044	3,589	225	(6)	541	9,943	—	—
American Funds Mortgage Fund, Class R-6	4,551	3,242	226	(19)	243	7,791	217	—
Short-Term Bond Fund of America, Class R-6	3,782	3,159	85	(1)	48	6,903	172	—
American Funds Strategic Bond Fund, Class R-6 (d)	3,024	1,956	121	(4)	211	5,066	86	—
American Funds Multi-Sector Income Fund, Class R-6	3,028	1,835	72	— (c)	89	4,880	188	—
American High-Income Trust, Class R-6	2,268	1,024	114	(1)	59	3,236	137	—
Capital World Bond Fund, Class R-6	1,504	592	39	(2)	97	2,152	58	—
U.S. Government Securities Fund, Class R-6 (b)	20	— (c)	21	1	— (c)	—	— (c)	—
						63,341
Total 100.08%				$(85)	$8,555	$126,683	$2,319	$289

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 26 of 29

American Funds® IS 2010 Target Date Fund
Investment portfolio
September 30, 2025
unaudited

Growth-and-income funds 15.46%	Shares	Value (000)
American Mutual Fund, Class R-6	448,663	$27,965
Washington Mutual Investors Fund, Class R-6	343,654	23,032
Capital World Growth and Income Fund, Class R-6	217,943	16,374
The Investment Company of America, Class R-6	244,631	16,342
Fundamental Investors, Class R-6	52,835	4,938
Total growth-and-income funds (cost: $62,954,000)		88,651
Equity-income funds 25.20%
The Income Fund of America, Class R-6	3,790,620	104,166
Capital Income Builder, Class R-6	510,887	40,375
Total equity-income funds (cost: $120,054,000)		144,541
Balanced funds 8.75%
American Balanced Fund, Class R-6	1,043,642	40,316
American Funds Global Balanced Fund, Class R-6	240,466	9,878
Total balanced funds (cost: $40,197,000)		50,194
Fixed income funds 50.67%
Intermediate Bond Fund of America, Class R-6	5,060,135	64,365
The Bond Fund of America, Class R-6	5,108,371	58,491
Short-Term Bond Fund of America, Class R-6	4,902,809	47,165
American Funds Mortgage Fund, Class R-6	4,693,576	41,866
American Funds Inflation Linked Bond Fund, Class R-6	4,031,353	39,507
American Funds Strategic Bond Fund, Class R-6	2,547,793	23,873
American Funds Multi-Sector Income Fund, Class R-6	1,569,546	14,958
American High-Income Trust, Class R-6	18,445	184
Capital World Bond Fund, Class R-6	11,080	183
Total fixed income funds (cost: $302,125,000)		290,592
Total investment securities 100.08% (cost: $525,330,000)		573,978
Other assets less liabilities (0.08)%		(473)
Net assets 100.00%		$573,505
American Funds Insurance Series — Target Date Series — Page 27 of 29

unaudited
Investments in affiliates (a)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15.46%
American Mutual Fund, Class R-6	$28,038	$376	$3,889	$352	$3,088	$27,965	$376	$—
Washington Mutual Investors Fund, Class R-6	22,500	1,305	2,750	165	1,812	23,032	265	954
Capital World Growth and Income Fund, Class R-6	16,877	218	3,532	409	2,402	16,374	218	—
The Investment Company of America, Class R-6	16,844	514	3,497	498	1,982	16,342	158	156
Fundamental Investors, Class R-6	5,629	158	1,621	263	509	4,938	42	116
						88,651
Equity-income funds 25.20%
The Income Fund of America, Class R-6	101,699	2,226	11,949	151	12,039	104,166	2,226	—
Capital Income Builder, Class R-6	39,796	836	5,763	366	5,140	40,375	836	—
						144,541
Balanced funds 8.75%
American Balanced Fund, Class R-6	39,483	672	4,578	296	4,443	40,316	453	218
American Funds Global Balanced Fund, Class R-6	11,300	207	2,824	13	1,182	9,878	207	—
						50,194
Fixed income funds 50.67%
Intermediate Bond Fund of America, Class R-6	62,906	2,501	2,607	(118)	1,683	64,365	2,053	—
The Bond Fund of America, Class R-6	56,857	2,002	1,952	(324)	1,908	58,491	1,954	—
Short-Term Bond Fund of America, Class R-6	45,873	1,621	763	(6)	441	47,165	1,502	—
American Funds Mortgage Fund, Class R-6	39,639	1,432	639	(73)	1,508	41,866	1,432	—
American Funds Inflation Linked Bond Fund, Class R-6	40,025	—	3,238	(545)	3,265	39,507	—	—
American Funds Strategic Bond Fund, Class R-6 (b)	22,629	709	933	(27)	1,495	23,873	251	—
American Funds Multi-Sector Income Fund, Class R-6	17,334	770	3,431	29	256	14,958	770	—
American High-Income Trust, Class R-6	184	9	12	1	2	184	9	—
Capital World Bond Fund, Class R-6	181	6	14	— (c)	10	183	6	—
						290,592
Total 100.08%				$1,450	$43,165	$573,978	$12,758	$1,444

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 28 of 29

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of September 30, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
INGEFP3-988-1125
American Funds Insurance Series — Target Date Series — Page 29 of 29